UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2014 – March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 57.7%
Consumer Discretionary 4.1%
Cablevision Systems Corp. Term Loan B, 2.65%, 04/09/20 (a)	199,000	196,339
COX Communications Inc., 6.25%, 06/01/18 (b)	263,000	299,782
CSC Holdings LLC, 8.63%, 02/15/19	2,000,000	2,390,000
D.R. Horton Inc., 3.63%, 02/15/18	700,000	710,500
Daimler Finance North America LLC, 1.30%, 07/31/15 (b)	200,000	201,404
Daimler Finance North America LLC, 3.00%, 03/28/16 (c)	300,000	311,914
MGM Resorts International, 7.50%, 06/01/16	1,000,000	1,113,750
NBCUniversal Media LLC, 2.88%, 04/01/16	300,000	311,891
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (c)	400,000	404,728
TCI Communications Inc., 8.75%, 08/01/15	35,000	38,778
Time Warner Cable Inc., 8.75%, 02/14/19	100,000	126,536
Time Warner Cable Inc., 8.25%, 04/01/19	290,000	361,428
Viacom Inc., 4.25%, 09/15/15	200,000	210,117
Wynn Las Vegas LLC, 5.38%, 03/15/22	500,000	521,875
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	500,000	508,750

		7,707,792
Consumer Staples 1.8%
Altria Group Inc., 9.70%, 11/10/18 (d)	664,000	871,799
Altria Group Inc., 9.25%, 08/06/19 (d)	111,000	146,512
ConAgra Foods Inc., 1.90%, 01/25/18	800,000	793,436
Kraft Foods Group Inc., 2.25%, 06/05/17	600,000	615,134
Kraft Foods Group Inc., 5.38%, 02/10/20	268,000	305,706
Reynolds American Inc., 1.05%, 10/30/15	250,000	249,820
Reynolds Group Issuer Inc., 7.13%, 04/15/19	300,000	317,250

		3,299,657
Energy 10.3%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18	2,150,000	2,510,125

	Principal Amount ($)	Value ($)
Anadarko Petroleum Corp., 6.45%, 09/15/36	800,000	946,234
Arch Coal Inc., 9.88%, 06/15/19	100,000	87,000
Arch Coal Inc., 7.25%, 06/15/21	100,000	75,500
BP Capital Markets Plc, 3.63%, 05/08/14	521,000	522,690
Canadian Natural Resources Ltd., 0.61%, 03/30/16 (a)	50,000	49,976
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (b)	1,000,000	1,214,447
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	1,000,000	1,033,744
Dolphin Energy Ltd., 5.50%, 12/15/21 (b)	800,000	903,000
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,000,000	1,144,970
Energy Transfer Partners LP, 8.50%, 04/15/14	161,000	161,485
MarkWest Energy Partners LP, 5.50%, 02/15/23	500,000	513,750
MarkWest Energy Partners LP, 4.50%, 07/15/23	200,000	192,500
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (b)	400,000	407,582
Novatek OAO via Novatek Finance Ltd., 6.60%, 02/03/21 (b)	800,000	833,000
Petrobras Global Finance BV, 2.59%, 03/17/17 (a)	1,200,000	1,204,500
Petrobras International Finance Co., 7.88%, 03/15/19	300,000	342,261
Petroleos Mexicanos, 8.00%, 05/03/19	300,000	366,000
Pioneer Natural Resources Co., 6.88%, 05/01/18	2,000,000	2,339,288
Pioneer Natural Resources Co., 7.20%, 01/15/28	200,000	246,310
Plains All American Pipeline LP, 8.75%, 05/01/19	1,000,000	1,278,414
Pride International Inc., 6.88%, 08/15/20	621,000	741,597
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	710,200	763,891
Rockies Express Pipeline LLC, 3.90%, 04/15/15 (b)	200,000	201,500
Rosneft Finance SA, 7.88%, 03/13/18	500,000	558,750
Targa Resources Partners LP, 5.25%, 05/01/23	400,000	396,000

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC, 6.40%, 04/15/16	250,000	275,629

		19,310,143
Financials 30.3%
Abbey National Treasury Services Plc, 1.82%, 04/25/14 (a)	800,000	800,755
Ally Financial Inc., 4.63%, 06/26/15	900,000	932,669
Ally Financial Inc., 3.50%, 01/27/19	800,000	800,000
American Express Co., 6.15%, 08/28/17	500,000	576,417
American Tower Corp., 3.40%, 02/15/19	300,000	307,511
Banco Bradesco SA, 2.34%, 05/16/14 (a) (b)	500,000	500,162
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	200,000	191,750
Banco do Brasil SA, 6.00%, 01/22/20 (b)	500,000	541,875
Banco Santander Brasil SA, 4.50%, 04/06/15	300,000	309,000
Banco Santander Brasil SA, 4.50%, 04/06/15 (b)	600,000	618,000
Banco Santander Chile, 3.75%, 09/22/15 (b)	500,000	516,095
Banco Votorantim SA, 5.25%, 02/11/16 (b)	400,000	413,000
Bank of America Corp., 3.63%, 03/17/16	400,000	419,596
Bank of America Corp., 6.00%, 09/01/17	115,000	130,486
Bank of America Corp., 2.65%, 04/01/19	800,000	802,797
Banque PSA Finance SA, 2.14%, 04/04/14 (a) (c)	300,000	299,976
Barclays Bank Plc, 10.18%, 06/12/21 (b)	1,400,000	1,876,462
Barclays Bank Plc, 7.63%, 11/21/22	300,000	330,750
BBVA Bancomer SA, 4.50%, 03/10/16 (b)	500,000	528,750
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	400,000	432,500
Bear Stearns Cos. LLC, 6.40%, 10/02/17	400,000	461,749
BNP Paribas, 7.78% (callable at 100 beginning 07/02/18) (e) (f), EUR	300,000	489,451
CBA Capital Trust II, 6.02% (callable at 100 beginning 03/15/16) (b) (e) (f)	200,000	211,500
Citigroup Inc., 6.01%, 01/15/15	1,482,000	1,544,711
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00% (callable at 100 beginning 06/30/19) (b) (e) (f)	1,000,000	1,327,500

	Principal Amount ($)	Value ($)
Credit Suisse AG, 5.75%, 09/18/25, EUR	300,000	449,977
DNB Bank ASA, 3.20%, 04/03/17 (b)	400,000	420,194
Export-Import Bank of Korea, 4.00%, 01/11/17	2,700,000	2,909,625
Export-Import Bank of Korea, 4.00%, 01/29/21	200,000	210,324
Ford Motor Credit Co. LLC, 1.33%, 08/28/14 (a)	200,000	200,774
Ford Motor Credit Co. LLC, 7.00%, 04/15/15	500,000	531,890
Ford Motor Credit Co. LLC, 5.63%, 09/15/15	2,000,000	2,132,032
Ford Motor Credit Co. LLC, 2.50%, 01/15/16	200,000	205,374
Ford Motor Credit Co. LLC, 3.98%, 06/15/16	500,000	529,834
Goldman Sachs Group Inc., 5.95%, 01/18/18	650,000	736,283
Goldman Sachs Group Inc., 6.15%, 04/01/18	600,000	686,077
Goldman Sachs Group Inc., 6.00%, 06/15/20	2,000,000	2,297,410
HBOS Plc, 6.75%, 05/21/18 (b)	700,000	793,249
Host Hotels & Resorts LP, 6.00%, 11/01/20	450,000	493,706
HSBC Finance Corp., 6.68%, 01/15/21	300,000	350,118
ICICI Bank Ltd., 4.75%, 11/25/16 (b)	300,000	315,930
International Lease Finance Corp., 7.13%, 09/01/18 (b)	1,700,000	1,976,250
IPIC GMTN Ltd., 5.88%, 03/07/18, EUR	200,000	336,665
JPMorgan Chase & Co., 6.30%, 04/23/19	2,500,000	2,940,057
JPMorgan Chase Bank NA, 1.00%, 05/31/17 (a), EUR	100,000	136,223
JPMorgan Chase Bank NA, 6.00%, 10/01/17	600,000	683,588
Korea Exchange Bank, 3.13%, 06/26/17 (b)	400,000	415,326
Lazard Group LLC, 6.85%, 06/15/17	500,000	568,556
LBG Capital No.1 Plc, 7.88%, 11/01/20 (b)	450,000	492,033
LBG Capital No.2 Plc, 15.00%, 12/21/19, GBP	100,000	242,235
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,400,000	2,831,016
Morgan Stanley, 6.63%, 04/01/18	1,000,000	1,166,034
Morgan Stanley, 7.30%, 05/13/19	800,000	970,514
Morgan Stanley, 5.50%, 01/26/20	2,850,000	3,215,253
Rabobank Capital Funding Trust III, 5.25% (callable at 100 beginning 10/21/16) (c) (e) (f)	800,000	839,000

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
RCI Banque SA, 2.11%, 04/11/14 (a) (c)	600,000	600,123
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 05/15/17	300,000	308,580
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/15	700,000	726,250
Sberbank Via SB Capital SA, 5.40%, 03/24/17	600,000	623,250
Shinhan Bank, 4.13%, 10/04/16 (b)	200,000	213,429
SLM Corp., 3.88%, 09/10/15	1,000,000	1,030,000
SLM Corp., 8.45%, 06/15/18	500,000	588,750
SLM Corp., 5.50%, 01/15/19	200,000	211,558
Springleaf Finance Corp., 6.90%, 12/15/17	500,000	548,750
State Bank of India, 3.25%, 04/18/18 (b)	800,000	790,688
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (c)	350,000	350,376
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (d)	2,100,000	2,273,386
UBS AG, 7.63%, 08/17/22	300,000	351,906
UBS AG Stamford, 5.88%, 12/20/17	175,000	200,547
Union Bank NA, 0.99%, 09/26/16 (a)	500,000	504,942
USB Capital IX, 3.50% (callable at 100 beginning 02/07/13) (e) (f)	625,000	521,875
Ventas Realty LP, 3.13%, 11/30/15	100,000	103,778
Weyerhaeuser Co., 7.38%, 10/01/19	1,000,000	1,215,862

		56,603,059
Health Care 1.7%
Boston Scientific Corp., 6.40%, 06/15/16	1,200,000	1,330,170
HCA Inc., 6.50%, 02/15/20	1,700,000	1,904,000

		3,234,170
Industrials 1.2%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	300,000	322,222

	Principal Amount ($)	Value ($)
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)	600,000	673,048
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	712,000	736,920
Masco Corp., 6.63%, 04/15/18	400,000	448,000

		2,180,190
Information Technology 0.6%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	84,750	84,665
Dell Inc. Term Loan B, 3.75%, 09/24/18 (a)	975,000	970,398

		1,055,063
Materials 2.2%
Anglo American Capital Plc, 9.38%, 04/08/14 (b)	543,000	543,969
Dow Chemical Co., 8.55%, 05/15/19 (d)	990,000	1,268,000
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,600,000	1,794,665
Metalloinvest Finance Ltd., 5.63%, 04/17/20 (b)	400,000	376,000
Walter Energy Inc., 9.88%, 12/15/20	150,000	98,625

		4,081,259
Telecommunication Services 3.5%
AT&T Inc., 0.65%, 03/30/17 (a)	500,000	499,701
Crown Castle International Corp., 5.25%, 01/15/23	500,000	508,125
Qtel International Finance Ltd., 4.75%, 02/16/21 (b)	300,000	321,780
Rogers Communications Inc., 7.50%, 03/15/15	179,000	190,748
Telecom Italia Capital SA, 7.00%, 06/04/18	100,000	113,375
Telecom Italia SpA, 7.38%, 12/15/17, GBP	650,000	1,210,370
Telecom Italia SpA, 6.38%, 06/24/19, GBP	300,000	537,311
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,400,000	1,440,898
Verizon Communications Inc., 1.76%, 09/15/16 (a)	700,000	720,078
Verizon Communications Inc., 4.50%, 09/15/20	1,000,000	1,086,444

		6,628,830
Utilities 2.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19	400,000	432,000

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	400,000	465,823
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (b)	1,000,000	1,053,750
Florida Power Corp., 5.80%, 09/15/17	195,000	222,428
Korea East-West Power Co. Ltd., 2.50%, 07/16/17 (b)	1,400,000	1,429,939
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43 (c)	200,000	189,500
		3,793,440

Total Corporate Bonds (cost $102,332,138)		107,893,603

Non-U.S. Government Agency Asset-Backed Securities 5.8%
Aegis Asset Backed Securities Trust REMIC, (2005, 3, M1), 0.62%, 08/25/35 (a)	1,010,052	995,504
American Airlines Pass-Through Trust, (2013, 2, A), 4.95%, 01/15/23 (c)	388,160	417,272
Banc of America Funding Trust REMIC, (2004, A, 1A3), 5.84%, 09/20/34 (a)	325,900	326,545
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5), 2.77%, 09/25/35 (a)	781,946	708,616
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 2A, IO), 4.70%, 07/25/37 (a) (b)	3,366,366	26,449
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 4A, IO), 3.86%, 09/25/37 (a) (b)	3,764,053	261,423
Bear Stearns Adjustable Rate Mortgage Trust REMIC, (2004, 6, 2A1), 2.83%, 09/25/34 (a)	528,756	494,128
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34	130,647	140,461
Continental Airlines Inc. Pass-Through Trust, (2009, 1, A), 9.00%, 07/08/16	1,549,954	1,770,822
Countrywide Alternative Loan Trust REMIC, (2006, 0A10, 4A1), 0.34%, 08/25/46 (a)	39,407	28,878
Credit Suisse First Boston Mortgage Securities Corp. REMIC, (2004, AR8, 2A1), 2.56%, 09/25/34 (a)	719,414	728,578

	Principal Amount ($)	Value ($)
Credit-Based Asset Servicing and Securitization LLC REMIC, (2006, SC1, A), 0.42%, 05/25/36 (a) (b)	64,611	60,117
Holmes Master Issuer Plc, (2011, 1A, A3), 1.63%, 10/15/54 (a) (b), EUR	317,022	437,943
IndyMac INDX Mortgage Loan Trust REMIC, (2005, AR14, 2A1A), 0.45%, 07/25/35 (a)	54,288	47,377
Inwood Park CDO Ltd., (2006, 1A, A1A), 0.46%, 01/20/21 (a) (b)	108,012	107,178
Nationstar NIM Ltd. Trust, (2007, A, A), 9.79%, 03/25/37 (g) (h)	22,008	—
Truman Capital Mortgage Loan Trust REMIC, (2006, 1, A), 0.41%, 03/25/36 (a) (b)	1,231,898	1,145,229
United Air Lines Inc. 2009-1 Pass-Through Trust, (2009, 1A, O), 10.40%, 11/01/16	925,087	1,049,974
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 2.36%, 12/25/35 (a)	1,145,655	1,085,139
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2006, 5, 2CB1), 6.00%, 07/25/36	1,137,853	856,143
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21	164,123	167,949

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,878,220)		10,855,725

Government and Agency Obligations 24.6%
Government Securities 24.6%
Sovereign 7.6%
Australia Government Bond, 5.50%, 04/21/23, AUD	386,000	398,651
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20 (b)	400,000	428,500
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	4,730,000	1,895,761
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/23, BRL	190,000	74,491
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/25, BRL	2,510,000	960,249
Italy Buoni Poliennali Del Tesoro, 3.50%, 06/01/18, EUR	100,000	147,726
Italy Buoni Poliennali Del Tesoro, 3.75%, 05/01/21, EUR	800,000	1,181,622
Slovenia Government International Bond, 4.70%, 11/01/16 (b), EUR	400,000	597,990
Spain Government Bond, 3.75%, 10/31/18, EUR	1,000,000	1,500,241
Spain Government Bond, 2.75%, 04/30/19, EUR	4,115,000	5,912,375
Spain Government Bond, 5.85%, 01/31/22, EUR	685,000	1,143,579

		14,241,185
U.S. Treasury Securities 17.0%
U.S. Treasury Bond, 3.63%, 08/15/43	2,500,000	2,530,470
U.S. Treasury Bond, 0.00%, 11/15/43 (i)	1,800,000	593,568
U.S. Treasury Bond, 3.75%, 11/15/43	1,900,000	1,967,093
U.S. Treasury Note, 0.25%, 09/15/14	100,000	100,082
U.S. Treasury Note, 0.25%, 09/30/14	500,000	500,410
U.S. Treasury Note, 0.25%, 10/31/14	100,000	100,102
U.S. Treasury Note, 0.25%, 11/30/14	500,000	500,547
U.S. Treasury Note, 0.25%, 01/31/15	400,000	400,438

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2014 (Unaudited)

	Contracts/ Principal Amount ($)	Value ($)
U.S. Treasury Note, 0.25%, 02/28/15	300,000	300,305
U.S. Treasury Note, 0.25%, 03/31/15	100,000	100,109
U.S. Treasury Note, 1.00%, 05/31/18	1,500,000	1,472,929
U.S. Treasury Note, 1.50%, 02/28/19	2,350,000	2,327,233
U.S. Treasury Note, 1.75%, 05/15/23	10,100,000	9,357,488
U.S. Treasury Note, 2.50%, 08/15/23	7,590,000	7,482,670
U.S. Treasury Note, 2.75%, 11/15/23	1,800,000	1,808,296
U.S. Treasury Note, 2.75%, 02/15/24	2,300,000	2,305,391

		31,847,131
U.S. Government Agency Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	9,625	10,582

Total Government and Agency Obligations (cost $45,779,814)		46,098,898
Purchased Options 0.1%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, BBP	22	214,286

Total Purchased Options (cost $174,446)		214,286
Short Term Investments 10.5%
U.S. Treasury Securities 7.0%
U.S. Treasury Bill, 0.06%, 04/17/14 (j)	13,037,000	13,036,693
Certificates of Deposit 1.5%
Credit Suisse, 0.56%, 08/24/15	500,000	499,859

	Contracts/ Principal Amount ($)	Value ($)
Credit Suisse, 0.61%, 01/28/16	800,000	800,368
Intesa Sanpaolo SpA, 1.65%, 04/07/15	1,500,000	1,500,095
Federal Home Loan Mortgage Corp. 1.6%
Federal Home Loan Mortgage Corp., 0.08%, 07/01/14 (k)	2,200,000	2,199,778
Federal Home Loan Mortgage Corp., 0.09%, 10/23/14 (k)	800,000	799,726
Federal Home Loan Bank 0.4%
Federal Home Loan Bank, 0.05%, 05/02/14 (k)	700,000	699,982

Total Short Term Investments (cost $19,535,665)		19,536,501

Total Investments—98.7% (cost $178,700,283)		184,599,013
Total Forward Sales Commitments -(0.9%) (proceeds $1,654,219)		(1,655,391)
Other Assets and Liabilities, Net 2.2%		4,052,633

Total Net Assets—100%		$186,996,255

Forward Sales Commitments (0.9%)
U.S. Government Agency Mortgage-Backed Securities (0.9%)
Federal National Mortgage Association, 5.50%, 04/15/44, TBA (l)	$(1,500,000)	$(1,655,391)

Total Forward Sales Commitments (cost $1,654,219)		$(1,655,391)

(a)	Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate. Rate stated was in effect as of March 31, 2014.
(b)	Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale. The Fund’s investment adviser has deemed these securities to be liquid based on procedures approved by the Fund’s Board of Directors. As of March 31, 2014, the aggregate value of Rule 144A or Section 4(2) liquid securities was $31,234,233 (16.6% of net assets).
(c)	Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale. The Fund’s investment adviser has deemed these securities to be illiquid based on procedures approved by the Fund’s Board of Directors. See Restricted Securities in the Notes to Investment Portfolio.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	Interest rate is fixed until stated call date and variable thereafter.

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	March 31, 2014 (Unaudited)

(g)	Security is in default relating to principal and/or interest.
(h)	Non-income producing security.
(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	All or a portion of the security is pledged or segregated as collateral.
(k)	This security is a direct debt of the agency and not collateralized by mortgages.
(l)	All or a portion of the investment was sold on a delayed delivery basis. As of March 31, 2014, the total proceeds of investments sold on a delayed delivery basis was $1,654,219.

Currencies:

AUD - Australian Dollar	JPY - Japanese Yen
BRL - Brazilian Real	MXN - Mexican Peso
EUR - European Currency Unit (Euro)	USD - United States Dollar
GBP - British Pound

Abbreviations:

ABS - Asset Backed Securities	NIM - Net Interest Margin
CDO - Collateralized Debt Obligation	OTC - Over the counter
Euribor - Europe Interbank Offered Rate Grade	REMIC - Real Estate Mortgage Investment Conduit
iTraxx - Group of international credit derivative indices monitored by the International Index Company	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
LIBOR - London Interbank Offered Rate

Counterparty Abbreviations:

BBP - Barclays Bank Plc
GSB - Goldman Sachs Bank
GSI - Goldman Sachs International

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	March 31, 2013 (Unaudited)

Restricted Securities. Restricted securities are purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table consists of restricted securities held by Montgomery Street Income Securities Inc. (the “Fund”) at March 31, 2014, that have not been deemed liquid, by the Fund’s investment adviser.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust , 4.95%, 01/15/23	01/24/2014	$413,937	$417,272	0.2%
Banque PSA Finance SA , 2.14%, 04/04/14	09/29/2013	300,000	299,976	0.2
Daimler Finance North America LLC , 3.00%, 03/28/16	03/07/2014	312,848	311,914	0.2
Nissan Motor Acceptance Corp. , 2.65%, 09/26/18	03/24/2014	406,238	404,728	0.2
RCI Banque SA , 2.11%, 04/11/14	04/06/2011	600,000	600,123	0.3
Rabobank Capital Funding Trust III , 5.25%, 10/21/16	03/24/2010	728,163	839,000	0.4
Saudi Electricity Global Sukuk Co. 2 , 5.06%, 04/08/43	03/26/2013	200,000	189,500	0.1
Sumitomo Mitsui Financial Group Inc. , 4.44%, 04/02/24	03/27/2014	350,000	350,376	0.2

		$3,311,186	$3,412,889	1.8%

Security Valuation. Under the Fund’s valuation policy and procedures, the Fund’s Board of Directors (the “Board”) has delegated the daily operational oversight of the securities valuation function to Jackson Fund Services (“JFS” or “Administrator”), a division of Jackson National Asset Management, LLC. The Board has delegated to the Pricing Committee of JFS (“Pricing Committee”), the authority to approve determinations of fair valuations of securities for which market quotations are not readily available as well as to supervise JFS in the performance of its responsibilities pursuant to the valuation policy and procedures. The Pricing Committee consists of the Fund’s Chief Executive Officer, Chief Financial Officer and Chief Compliance Officer. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Chair of the Fund’s Valuation Committee on a monthly basis and the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Fixed income securities with a remaining maturity of sixty days or less maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value. Forward foreign currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE. Futures contracts traded on an exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined not to be representative of fair value, exchange traded options are valued at the last bid. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps. Over the counter (“OTC”) derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings, broker quotes and other relevant data.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	March 31, 2014 (Unaudited)

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued may include instances where a security is thinly traded or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Securities are fair valued based on observable and unobservable inputs including the Administrator‘s own assumptions in determining fair value. Under the procedures approved by the Board, the Administrator may rely on independent pricing services or other sources, including the Fund’s Adviser, to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories.

Level 1 includes valuations based on unadjusted quoted prices of identical securities in active markets, including valuations for securities listed on an exchange.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 generally includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, centrally cleared swap agreements, modeled OTC derivatives contracts and swap agreements valued by pricing services.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include certain single source quotes received from brokers (either directly or through a vendor), securities restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	March 31, 2013 (Unaudited)

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2014 by valuation level.

	Assets - Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,893,603	$—	$107,893,603
Non-U.S. Government Agency ABS	—	10,855,725	—	10,855,725
Government and Agency Obligations	—	46,098,898	—	46,098,898
Purchased Options	—	214,286	—	214,286
Short Term Investments	—	19,536,501	—	19,536,501

Fund Total	$—	$184,599,013	$—	$184,599,013

	Liabilities - Investments in Securities
	Level 1	Level 2	Level 3	Total
Government and Agency Obligations	$—	$1,655,391	$—	$1,655,391

Fund Total	$—	$1,655,391	$—	$1,655,391

	Assets - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Exchange Traded Written Option	$54,798	$—	$—	$54,798
Futures Contracts	37,058	—	—	37,058
Forward Foreign Currency Contracts	—	102,601	—	102,601
OTC Interest Rate Swap Agreements	—	24,527	—	24,527
Centrally Cleared Interest Rate Swap Agreements	—	58,789	—	58,789
OTC Credit Default Swap Agreements	—	429,948	—	429,948
Centrally Cleared Credit Default Swap Agreements	—	884,443	—	884,443

Fund Total	$91,856	$1,500,308	$—	$1,592,164

	Liabilities - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Written Options	$(44,109)	$(268,320)	$—	$(312,429)
Exchange Traded Written Option	(6,461)	—	—	(6,461)
Futures Contract	(7,740)	—	—	(7,740)
Forward Foreign Currency Contracts	—	(115,547)	—	(115,547)
OTC Interest Rate Swap Agreements	—	(155,492)	—	(155,492)
Centrally Cleared Interest Rate Swap Agreements	—	(49,642)	—	(49,642)
OTC Credit Default Swap Agreements	—	(43,096)	—	(43,096)

Fund Total	$(58,310)	$(632,097)	$—	$(690,407)

*	Investments in other financial instruments are derivative instruments not reflected in the Investment Portfolio and include written options, futures contracts, forward foreign currency contracts, and swap agreements. All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument, except for written options which are reflected at value.

The Fund recognizes transfers between levels as of the beginning of the period. There were no transfers into or out of Level 1, 2 or 3 during the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2014.

Schedule of Open Futures Contracts

	Contracts Long	Unrealized Appreciation/ (Depreciation)
5-Year USD Deliverable Interest Rate Swap Future, Expiration June 2014	19	$(7,740)
90-Day Eurodollar Future, Expiration March 2015	129	22,666
90-Day Eurodollar Future, Expiration June 2015	34	14,392

		$29,318

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	March 31, 2013 (Unaudited)

Schedule of Open Forward Foreign Currency Contracts

Counterparty	Currency Purchased/Sold	Settlement Date	Notional Amount		Currency Value	Unrealized Gain/(Loss)
BBP	BRL/USD	04/02/2014	BRL	793,425	$349,680	$23,020
BBP	BRL/USD	05/05/2014	BRL	793,424	346,684	641
BBP	GBP/USD	06/12/2014	GBP	1,090,000	1,816,209	(1,740)
BBP	MXN/USD	05/14/2014	MXN	2,975,000	227,130	2,294
GSB	MXN/USD	06/25/2014	MXN	8,556,328	651,099	12,782
BBP	USD/AUD	04/02/2014	AUD	(483,000)	(447,936)	(17,811)
BBP	USD/BRL	05/05/2014	BRL	(1,137,500)	(497,026)	2,326
BBP	USD/BRL	06/03/2014	BRL	(500,000)	(216,757)	(7,315)
BBP	USD/BRL	07/02/2014	BRL	(4,263,770)	(1,834,079)	(52,386)
BBP	USD/BRL	08/04/2014	BRL	(1,310,000)	(558,326)	(13,197)
BBP	USD/EUR	04/02/2014	EUR	(60,000)	(82,659)	(345)
GSB	USD/EUR	04/02/2014	EUR	(338,000)	(465,648)	(4,212)
BBP	USD/EUR	04/02/2014	EUR	(1,517,000)	(2,089,906)	14,542
BBP	USD/EUR	04/02/2014	EUR	(260,000)	(358,191)	3,432
BBP	USD/EUR	04/02/2014	EUR	(6,770,000)	(9,326,739)	(7,868)
GSB	USD/EUR	05/02/2014	EUR	(76,000)	(104,695)	79
BBP	USD/EUR	05/02/2014	EUR	(8,945,000)	(12,322,295)	(10,289)
GSB	USD/GBP	06/12/2014	GBP	(2,105,000)	(3,507,449)	19,510
BBP	USD/GBP	06/12/2014	GBP	(148,000)	(246,605)	(384)
BBP	USD/JPY	05/13/2014	JPY	(190,000,000)	(1,841,228)	23,975

					$(30,508,737)	$(12,946)

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	04/25/2014	125.5	37	$(2,891)
10-Year U.S. Treasury Note Future Call Option	05/23/2014	125.5	38	(8,312)
10-Year U.S. Treasury Note Future Call Option	05/23/2014	126.0	14	(2,187)
10-Year U.S. Treasury Note Future Put Option	04/25/2014	122.5	37	(10,406)
10-Year U.S. Treasury Note Future Put Option	05/23/2014	122.0	52	(20,313)
Index OptioniTraxx Europe Series 20 Put Option, GSI	06/18/2014	0.9	43	(5,388)
Interest Rate Swaption
Put Swaption, 3-Month LIBOR versus 2.50% fixed, BBP	09/21/2015	N/A	92	(262,932)

			313	$(312,429)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2013	1,823	$541,431
Options written during the period	369	105,960
Options closed during the period	(1,015)	(138,212)
Options expired during the period	(864)	(272,449)

Options outstanding at March 31, 2014	313	$236,730

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	March 31, 2013 (Unaudited)

Schedule of Exchange Traded Written Options

	Expiration Date	Exercise Price	Contracts	Unrealized Appreciation/ (Depreciation)
Exchange Traded Options on Futures
3-Month Euro Euribor Interest Rate Future Call Option	12/15/2014	EUR 99.50	66	$(6,461)
3-Month Euro Euribor Interest Rate Future Put Option	12/15/2014	EUR 99.50	66	54,798

			132	$48,337

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	2,000,000	$25,490	$(8,464)
GSB	Brazil Interbank Rate	Paying	8.72%	01/02/2017	BRL	5,000,000	(8,596)	(147,028)
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	7,100,000	1,206	9,314
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	3,000,000	2,757	1,688
BBP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	34,000,000	43,513	6,866
GSB	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	5,700,000	1,787	6,659

							$66,157	$(130,965)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Euribor	Receiving	0.40%	03/16/2015	EUR	5,500,000	$(7,170)
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018		3,300,000	48,618
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		1,500,000	(13,605)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	700,000	10,171
N/A	6-Month Euribor	Receiving	2.00%	09/17/2024	EUR	200,000	(3,040)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	256,300,000	(25,827)

							$9,147

[1]	Notional amount is stated in USD unless otherwise noted.

Schedule of Credit Default Swap Agreements

Counter-party	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value[4]	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
BBP	Anadarko Petroleum Corp., 1.00%, 06/20/17	0.52%	1.00%	06/20/2017	$(100,000)	$1,543	$(3,337)	$4,913
GSI	Canadian Natural Resources Ltd., 6.25%, 03/15/38	0.12%	1.00%	12/20/2015	(500,000)	7,602	1,714	6,055
GSI	Carlsberg Breweries A/S, 3.38%, 10/13/17	0.88%	1.00%	03/20/2019	(137,766)	818	601	263
BBP	Federative Republic of Brazil, 12.25%, 03/06/30	0.73%	1.00%	06/20/2016	(1,800,000)	10,822	(5,979)	17,401
GSI	Federative Republic of Brazil, 12.25%, 03/06/30	2.22%	1.00%	03/20/2024	(1,300,000)	(128,843)	(134,804)	6,394
GSI	Finmeccanica Finance S.A., 5.75%, 12/12/18	1.64%	5.00%	03/20/2018	(275,531)	35,524	16,724	19,259
GSI	Forest Oil Corp., 7.25%, 06/15/19	8.96%	5.00%	06/20/2017	(500,000)	(51,677)	(13,125)	(37,719)
GSI	Gazprom International BV, 5.63%, 07/22/13	2.36%	1.00%	03/20/2017	(2,000,000)	(77,579)	(166,265)	89,353
BBP	Kingdom of Spain, 5.50%, 07/30/17	0.97%	1.00%	12/20/2018	(300,000)	456	(17,663)	18,219
GSI	Kingdom of Spain, 5.50%, 07/30/17	0.97%	1.00%	12/20/2018	(900,000)	1,367	(40,980)	42,646
GSI	NRG Energy Inc., 8.50%, 06/15/19	1.40%	5.00%	03/20/2017	(200,000)	21,014	(14,306)	35,653
BBP	People’s Republic of China, 4.25%, 10/28/14	0.82%	1.00%	12/20/2018	(1,300,000)	10,643	15,476	(4,400)
GSI	People’s Republic of China, 4.75%, 10/29/13	0.82%	1.00%	12/20/2018	(350,000)	2,865	3,960	(977)
BBP	Petrobas International Finance Co., 8.38%, 12/10/18	2.14%	1.00%	06/20/2018	(400,000)	(18,220)	(18,434)	347
BBP	Republic of Italy, 6.88%, 09/27/23	1.25%	1.00%	12/20/2018	(600,000)	(6,686)	(46,024)	39,539

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	March 31, 2014 (Unaudited)

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value[4]	Premiums Paid / (Received)	Unrealized Appreciation
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection [2] (continued)
GSI	Republic of Italy, 6.88%, 09/27/23	0.91%	1.00%	03/20/2017	$(1,300,000)	$3,609	$(10,947)	$14,989
GSI	Republic of Italy, 6.88%, 09/27/23	1.25%	1.00%	12/20/2018	(200,000)	(2,229)	(13,027)	10,864
GSI	Russian Federation, 7.50%, 03/31/30	1.83%	1.00%	09/20/2017	(700,000)	(19,399)	(39,779)	20,614
BBP	United Mexican States, 7.50%, 04/08/33	0.35%	1.00%	06/20/2016	(1,200,000)	17,438	1,067	16,772
BBP	United Mexican States, 5.95%, 03/19/19	0.84%	1.00%	03/20/2019	(300,000)	2,358	(586)	3,044
GSI	United Mexican States, 5.95%, 03/19/19	0.54%	1.00%	09/20/2017	(1,600,000)	25,349	(25,181)	51,064
GSI	United Mexican States, 5.95%, 03/19/19	0.84%	1.00%	03/20/2019	(1,300,000)	10,220	5,532	5,121
BBP	Virgin Media Finance Plc, 4.88%, 02/15/22	3.34%	5.00%	03/20/2021	(413,297)	41,001	16,623	25,066
BBP	Whirlpool Corp., 7.75%, 07/15/16	0.84%	1.00%	03/20/2019	(350,000)	2,760	505	2,372

					$(18,026,594)	$(109,244)	$(488,235)	$386,852

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value[4]	Unrealized Appreciation
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
N/A	CDX.NA.IG.17	N/A	1.00%	12/20/2016	$(600,000)	$11,641	$2,038
N/A	CDX.NA.IG.18	N/A	1.00%	06/20/2017	(7,100,000)	145,550	40,830
N/A	CDX.NA.IG.19	N/A	1.00%	12/20/2017	(43,400,000)	890,032	830,456
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	(7,714,880)	93,003	11,119

					$(58,814,880)	$1,140,226	$884,443

[1]	Notional amount is stated in USD.
[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[4]

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6]	If the Fund is a seller of protection, the Fund receives the fixed rate.

Income Tax Information. At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $178,870,825. Net unrealized appreciation aggregated to $5,728,188 of which $7,382,336 related to appreciated investment securities and $1,654,148 related to depreciated investment securities.

For additional information on the Fund’s policies regarding investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer
Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud President and Principal Executive Officer
Date:	May 30, 2014
By:	/s/ Daniel W. Koors
Daniel W. Koors Treasurer and Principal Financial Officer
Date:	May 30, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.